As filed with the Securities and Exchange Commission on May 22, 2017

Securities Act File No. 002-17226

Investment Company Act No. 811-00994

United States

Securities and Exchange Commission

Washington D.C. 20549

Form N-1A
Registration Statement under the Investment Company Act of 1933
Post-effective Amendment No. 110		☒
Registration Statement under the Investment Company Act of 1940
Post-effective Amendment No. 72		☒
(Check appropriate box or boxes)

RMB Investors Trust
115 South LaSalle, 34th Floor Chicago, Illinois 60603 (Address of Principal Executive Offices) Registrant’s Telephone Number; including Area Code: (800) 462-2392

Walter H. Clark 115 South LaSalle, 34th Floor Chicago, Illinois 60603 (Name and Address of Agent for Service of Process) Copies of Communications to:
Joseph M. Mannon. Vedder Price 222 North LaSalle St. Chicago, Ilinois 60601

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 110 to the Registration Statement of RMB Investors Trust (the “Trust”) hereby incorporates the Trust’s PEA No. 109 on Form N-1A filed on May 1, 2017. This PEA No. 110 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 109 to the Trust’s Registration Statement.

The exhibits filed herewith do not constitute the complete publicly filed disclosure of the Trust and should be used in conjunction with the complete prospectuses of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City and State of New York on this 22nd day of May, 2017.

RMB INVESTORS TRUST
By:	/s/ Walter H. Clark
Walter H. Clark
President

Pursuant to the requirements of the 1933 Act, this post-effective amendment No. 110 to the registration statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE		TITLE	DATE
/s/ Walter H. Clark
Walter H. Clark		President	May 22, 2017
/s/ Maher Harb
Maher Harb		Chief Financial Officer	May 22, 2017
Peter Borish*
Peter Borish William F. Connell*		Trustee	May 22, 2017
William F. Connell Margaret M. Eisen*		Trustee	May 22, 2017
Margaret M. Eisen Robert Sabelhaus*		Trustee	May 22, 2017
Robert Sabelhaus		Trustee	May 22, 2017

*By:	//s/ Frank Passantino Fsantino
Frank Passantino, Attorney-in-fact under powers of attorney previously filed.